Note 13 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
13.	Earnings / (Loss) Per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2015	2016	2017
Income:
Net loss attributable to common shareholders	(15,687,132)	(45,946,822)	(7,903,371)
Basic and diluted earnings per share:
Weighted average common shares – Outstanding	6,410,794	8,165,703	11,067,524
Basic and diluted loss per share	(2.45)	(5.63)	(0.71)

During
2015,
2016
and
2017,
the effect of the non-vested stock awards and of Series B Preferred Shares was anti-dilutive. The number of dilutive securities was
22,443,
0
and
0
shares in
2015,
2016
and
2017,
respectively.